INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of the effects of income tax and social contribution on profit or loss
Net income (loss) before taxes	R$ 13,937,137	R$ 9,888,881
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	R$ (4,738,627)	R$ (3,362,220)
Tax rate	34.00%	34.00%
Tax effect on permanent differences
Taxation (difference) on profit of associates in Brazil and abroad	R$ 1,473,037	R$ 1,162,607
Equity method	3,164	30,724
Thin capitalisation	(198,725)	(364,176)
Credit related to Reintegra Program	3,677	3,615
Director bonus	(11,176)	(14,096)
Tax incentives	22,464	3,886
Donations, fines and other	(3,052)	(67,781)
Income and social contribution benefits (expenses) on the period	(3,449,238)	(2,607,441)
Income tax
Current	(116,819)	(148,847)
Deferred	(2,446,211)	(1,806,012)
Total income Tax	(2,563,030)	(1,954,859)
Social Contribution
Current	(5,818)	(6,816)
Deferred	(880,390)	(645,766)
Total Social Contribution	(886,208)	(652,582)
Income and social contribution benefits (expenses) on the period	R$ (3,449,238)	R$ (2,607,441)
Effective rate of income and social contribution tax expenses	24.75%	26.37%